Long-term debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of long-term debt
Long-term debt consists of the following at year-end:

	2023	2022
2029 Notes	$334,200	$337,200
2027 Notes	379,265	381,265
2023 Notes	—	18,224
Finance lease obligations	8,498	5,032
Other long-term borrowings	1,700	—
Subtotal	723,663	741,721
Discount on 2029 Notes	(4,059)	(4,833)
Discount on 2027 Notes	(2,571)	(3,414)
Discount on 2023 Notes	—	(26)
Premium on 2029 Notes	382	461
Premium on 2027 Notes	1,141	1,506
Premium on 2023 Notes	—	9
Deferred financing costs	(3,715)	(4,720)
Total	714,841	730,704
Current portion of long-term debt	1,803	19,033
Long-term debt, excluding current portion	$713,038	$711,671
The following table presents additional information related to the 2029, 2027 and 2023 Notes (the “Notes”):

			Principal as of December 31,
	Annual interest rate	Currency	2023	2022	Maturity
2029 Notes	6.125%	USD	$334,200	$337,200	May 27, 2029
2027 Notes	5.875%	USD	379,265	381,265	April 4, 2027
2023 Notes	6.625%	USD	—	18,224	September 27, 2023

The following table presents additional information for the fiscal years ended December 31, 2023, 2022 and 2021:

	Interest Expense (i)			DFC Amortization (i)			Amortization of Premium/Discount, net (i)
	2023	2022	2021	2023	2022	2021	2023	2022	2021
2029 Notes	$20,511	$14,299	$—	$527	$342	$—	$695	$715	$—
2027 Notes	22,218	25,538	32,175	466	759	758	478	785	805
2023 Notes	906	6,230	13,768	12	297	224	17	388	287

(i)These charges are included within “Net interest expense and other financing results” in the consolidated statements of income.
The following table summarizes the activity of 2023 Notes as of December 31, 2023:

Transaction	Date	Principal Amount	Average Price	Early Redemption Price	Total payment (i)
Issuance	September 27, 2013	$473,767	—	—	$—
Cash Tender	June 28, 2016	$(80,000)	98.00%	101.00%	$(80,800)
Cash Tender	April 12, 2017	$(45,698)	104.00%	107.00%	$(48,885)
Exchange 2023 Notes for additional issuance 2027 Notes	October 13, 2020	$(131,476)	100.50%	105.50%	$(138,474)
Open market repurchases	During 2021	$(14,830)	109.45%	—	$(16,231)
Cash Tender	April 22, 2022	$(59,239)	105.36%	—	$(62,414)
Optional redemption (ii)	June 10, 2022	$(123,000)	104.58%	—	$(128,636)
Open market repurchases	July 5, 2022	$(1,300)	102.30%	—	$(1,330)
Settlement at maturity	September 27, 2023	$(18,224)	—%	—	$(18,224)
Principal amount of 2023 Notes as of December 31, 2023:		$—

(i) Not including accrued and unpaid interest
(ii) Redemption price established in accordance with the requirements of the indenture governing the 2023 Notes
The following table summarizes the activity of 2027 Notes as of December 31, 2023:

Transaction	Date	Principal Amount	Average Price	Early Redemption Price	Total payment (i)
Issuance	April 4, 2017	$265,000	—	—	$—
Additional issuance	September 11, 2020	$150,000	—	—	$—
Additional issuance of 2027 Notes related to 2023 exchange	October 13, 2020	$138,354	—	—	$—
Open market repurchases	During 2021	$(17,368)	105.74%	—	$(18,364)
Cash Tender	May 13, 2022	$(150,000)	99.94%	103.00%	$(154,407)
Open market repurchases	During 2022	$(4,721)	98.01%	—	$(4,627)
Open market repurchases	During 2023	$(2,000)	95.20%	—	$(1,904)
Principal amount of 2027 Notes as of December 31, 2023:		$379,265

(i) Not including accrued and unpaid interest
The following table summarizes the activity of 2029 Notes as of December 31, 2023:

Transaction	Date	Principal Amount	Average Price	Total payment (i)
Issuance	April 27, 2022	$350,000	—	$—
Open market repurchases	During 2022	$(12,800)	93.87%	$(12,015)
Open market repurchases	During 2023	$(3,000)	93.76%	$(2,813)
Principal amount of 2029 Notes as of December 31, 2023:		$334,200

(i) Not including accrued and unpaid interest

Schedule of future payments related to long-term debt
As of December 31, 2023, future payments related to the Company’s long-term debt are as follows:

	Principal	Interest	Total
2024	$1,803	$43,419	$45,222
2025	2,315	43,344	45,659
2026	531	43,294	43,825
2027	379,836	32,112	411,948
2028	615	20,927	21,542
Thereafter	338,563	11,304	349,867
Total payments	723,663	194,400	918,063
Interest	—	(194,400)	(194,400)
Discount on 2029 Notes	(4,059)	—	(4,059)
Discount on 2027 Notes	(2,571)	—	(2,571)
Premium on 2029 Notes	382	—	382
Premium on 2027 Notes	1,141	—	1,141
Deferred financing cost	(3,715)	—	(3,715)
Long-term debt	$714,841	$—	$714,841